Variable Interest Entity (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
VIEs' consolidated assets and liabilities
Current assets	$ 1,997,990	$ 3,721,696
Property and equipment, net		723,777
Other non-current assets	3,246,277	4,322,847
Total assets	5,244,267	8,768,320
Total liabilities	1,481,347	1,902,732
Net assets	3,762,920	6,865,588
Current liabilities:
Other payables and accrued liabilities	1,481,347	1,854,947
Taxes payable		47,785
Total liabilities	$ 1,481,347	$ 1,902,732